Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Footnote) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 470.0
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 12.6
Carryforward term (in years)	10